BUSINESS COMBINATION (Schedule of Purchase Price Allocation) (Details) - Dec. 31, 2018 € in Thousands, kr in Thousands, kr in Thousands, $ in Thousands	USD ($)	EUR (€)	DKK (kr)	SEK (kr)
Harsec [Member] | Danish Krone
Cash | kr			kr 3,161
Accounts receivable | kr			3,219
Other receivables | kr			124
Fixed assets | kr			665
Goodwill | kr			4,478
Total identifiable assets acquired | kr			11,647
Accounts payable | kr			1,647
Total liabilities assumed | kr			1,647
Total identifiable assets acquired and liabilities assumed | kr			kr 10,000
Harsec [Member] | United States of America, Dollars
Cash	$ 499
Accounts receivable	508
Other receivables	20
Fixed assets	105
Goodwill	707
Total identifiable assets acquired	1,839
Accounts payable	260
Total liabilities assumed	260
Total identifiable assets acquired and liabilities assumed	1,579
Abydos Consultores de Sistemas S.L.U [Member]
Goodwill	232
Abydos Consultores de Sistemas S.L.U [Member] | United States of America, Dollars
Cash	36
Accounts receivable	175
Fixed assets	108
Goodwill	232
Other assets	14
Total identifiable assets acquired	565
Notes payables-banks	14
Accounts payable	23
Accrued expenses and other current liabilities	155
Other liabilities	147
Total liabilities assumed	339
Total identifiable assets acquired and liabilities assumed	226
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Cash | €		€ 29
Accounts receivable | €		142
Fixed assets | €		88
Goodwill | €		188
Other assets | €		11
Total identifiable assets acquired | €		458
Notes payables-banks | €		11
Accounts payable | €		19
Accrued expenses and other current liabilities | €		126
Other liabilities | €		119
Total liabilities assumed | €		275
Total identifiable assets acquired and liabilities assumed | €		€ 183
Detact Security Solution AB [Member]
Goodwill	1,007
Detact Security Solution AB [Member] | United States of America, Dollars
Cash	74
Accounts receivable	999
Other receivables	50
Fixed assets	133
Goodwill	1,010
Other assets	116
Total identifiable assets acquired	2,382
Notes payables-banks	531
Accounts payable	20
Accrued expenses and other current liabilities	649
Other liabilities	117
Total liabilities assumed	1,317
Total identifiable assets acquired and liabilities assumed	$ 1,065
Detact Security Solution AB [Member] | Sweden, Kronor
Cash | kr				kr 663
Accounts receivable | kr				8,902
Other receivables | kr				445
Fixed assets | kr				1,189
Goodwill | kr				9,005
Other assets | kr				1,039
Total identifiable assets acquired | kr				21,243
Notes payables-banks | kr				4,734
Accounts payable | kr				182
Accrued expenses and other current liabilities | kr				5,787
Other liabilities | kr				1,039
Total liabilities assumed | kr				11,742
Total identifiable assets acquired and liabilities assumed | kr				kr 9,501